Property, plant and equipment- Segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment
Property, plant and equipment	R 233,549	R 167,457	R 158,773
Mining
Property, plant and equipment
Property, plant and equipment	23,540	22,584
Exploration And Production International
Property, plant and equipment
Property, plant and equipment	6,076	7,646
Energy
Property, plant and equipment
Property, plant and equipment	48,924	47,743
Base Chemicals
Property, plant and equipment
Property, plant and equipment	77,339	46,874
Performance Chemicals
Property, plant and equipment
Property, plant and equipment	74,313	39,274
Group Functions
Property, plant and equipment
Property, plant and equipment	R 3,357	R 3,336